Document and Entity Information	12 Months Ended
Dec. 31, 2018 shares
Statement
Entity Registrant Name	ASTRAZENECA PLC
Entity Central Index Key	0000901832
Document Type	20-F
Document Period End Date	Dec. 31, 2018
Amendment Flag	false
Entity Filer Category	Large Accelerated Filer
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	false
Entity Shell Company	false
Document Fiscal Year Focus	2018
Ordinary shares
Statement
Entity Common Stock, Shares Outstanding	1,267,039,436
Preference shares
Statement
Entity Common Stock, Shares Outstanding	50,000